Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information
Entity Registrant Name	Processa Pharmaceuticals, Inc.
Entity Central Index Key	0001533743
Document Type	S-1
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Trading Symbol	PCSA
Document Fiscal Year Focus	2018